Short-term loans (Details Narrative) $ in Thousands, $ in Thousands	Dec. 30, 2025 CAD ($)	Nov. 13, 2024 CAD ($)	Jun. 24, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Dec. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Short term loan					$ 6,891		$ 4,734
RE royalty [member]
IfrsStatementLineItems [Line Items]
Short term loan		$ 3,000
Interest rate, description		Interest on the loan shall accrue at the rate of 11% per annum, compounded and payable quarterly. Subsequent to initial execution, the maturity date of the loan was extended to November 26, 2026. Following the amendment, interest accrues at a rate of 12% per annum, compounded monthly and payable quarterly.
Geddes construction loan [member]
IfrsStatementLineItems [Line Items]
Short term loan			$ 2,600
Interest rate, description			The Geddes Construction Loan advancement amount shall accrue interest, which is to be added to the outstanding principal balance starting from the date of receipt, at a variable rate per annum equal to the One Month Chicago Mercantile Exchange (“CME”) Term SOFR plus a margin of 4%.
NY green bank credit facility [Member]
IfrsStatementLineItems [Line Items]
Short term loan				$ 2,738	$ 3,891	$ 8,000
Interest rate, description	The facility is available during an initial draw period of twelve months from the closing date and matures twelve months thereafter. Amounts drawn under the facility bear interest at a rate equal to the 2-Year U.S. Dollar Secured Overnight Financing Rate (“SOFR”) ICE Swap Rate, determined at the time of drawdown, plus 7.5% per annum.
Financing related costs	$ 507
Credit commitment exceeds				3,000
NY green bank credit facility [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
credit facility liquidity				$ 5,000